(29) OPERATING COSTS AND EXPENSES	12 Months Ended
Dec. 31, 2019
Operating Costs And Expenses [Abstract]
OPERATING COSTS AND EXPENSES

 (29)  OPERATING COSTS AND EXPENSES

	2019
	Cost of operation	Cost of services rendered to third parties	Operating Expenses			Total
			Selling	General and administrative	Others
Personnel	945,628	2	173,133	361,787	-	1,480,550
Private pension plans	112,603	-	-	-	-	112,603
Materials	256,423	1,039	13,708	8,118	-	279,288
Third party services	219,464	2,641	173,376	319,403	-	714,884
Cost of infrastructure construction	-	2,086,057	-	-	-	2,086,057
Others	81,776	(7)	101,057	228,789	198,555	610,169
Collection fees	-	-	99,520	-	-	99,520
Rentals	50,974	-	-	22,397	-	73,371
Publicity and advertising	55	-	-	21,272	-	21,327
Legal, judicial and indemnities	-	-	-	172,495	-	172,495
Donations, contributions and subsidies	1,687	-	-	3,849	-	5,536
Gain (loss) on disposal, retirement and other noncurrent assets	-	-	-	-	189,566	189,566
Amortization of premium paid - GSF	13,470	-	-	-	-	13,470
Others	15,589	(7)	1,537	8,776	8,989	34,884
Total	1,615,893	2,089,732	461,275	918,099	198,555	5,283,551

	2018
	Cost of operation	Cost of services rendered to third parties	Operating Expenses			Total
			Selling	General and administrative	Others
Personnel	901,333	-	172,700	340,442	-	1,414,476
Private pension plans	89,909	-	-	-	-	89,909
Materials	228,001	888	9,089	20,100	-	258,078
Third party services	210,234	2,294	166,693	312,533	-	691,754
Cost of infrastructure construction	-	1,772,162	-	-	-	1,772,162
Others	66,650	(6)	86,183	248,897	198,569	600,293
Collection fees	-	-	87,432	-	-	87,432
Rentals	43,898	-	-	22,898	-	66,796
Publicity and advertising	21	-	15	19,155	-	19,191
Legal, judicial and indemnities	-	-	-	186,686	-	186,686
Donations, contributions and subsidies	2,053	-	-	5,108	-	7,161
Gain (loss) on disposal, retirement and other noncurrent assets	-	-	-	-	210,840	210,840
Amortization of premium paid - GSF	13,413	-	-	-	-	13,413
Others	7,265	(6)	(1,264)	15,049	(12,271)	8,773
Total	1,496,127	1,775,339	434,665	921,972	198,569	4,826,672

	2017
	Cost of operation	Cost of services rendered to third parties	Operating Expenses			Total
			Selling	General and administrative	Others
Personnel	882,150	2	170,859	324,147	-	1,377,158
Private pension plans	113,887	-	-	-	-	113,887
Materials	222,650	1,061	2,444	23,818	-	249,973
Third party services	251,549	1,856	186,525	287,221	-	727,151
Cost of infrastructure construction	-	2,071,698	-	-	-	2,071,698
Others	157,113	(7)	69,903	218,247	152,279	597,535
Collection fees	11,710	-	68,757	-	-	80,467
Rentals	52,734	-	(148)	19,740	-	72,326
Publicity and advertising	202	-	1	17,412	-	17,615
Legal, judicial and indemnities	-	-	-	188,355	-	188,355
Donations, contributions and subsidies	88	-	2	3,924	-	4,014
Gain (loss) on disposal, retirement and other noncurrent assets	-	-	-	-	132,195	132,195
Amotization of the risk premium paid -GSF	9,594	-	-	-	-	9,594
Financial compensation for use of water resources	8,656	-	-	-	-	8,656
Impairment	-	-	-	-	20,437	20,437
Others	74,130	(7)	1,291	(11,184)	(353)	63,877
Total	1,627,350	2,074,611	429,732	853,433	152,279	5,137,405